Employment Benefits - Summary of Principal Assumptions on Actuarial Valuation (Details) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Future salary and benefit levels	4.55%	4.28%
Weighted average duration	8.84	10.39
Bottom of range [member]
Statement [Line Items]
Discount rate	5.16%	2.51%
Top of range [member]
Statement [Line Items]
Discount rate	5.19%	2.60%